Share capital - Summary of Outstanding Share Price Warrants (Detail) - $ / shares		12 Months Ended
	Jun. 18, 2018	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Outstanding ending balance, shares		3,250,000	3,250,000	3,250,000
Weighted average exercise price, ending balance		$ 0.21	$ 0.21	$ 0.21
Warrants issued	3,000,000
Expiry Date	Jun. 18, 2021
March 7, 2022 [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Expiry Date			Jun. 18, 2021
June 18, 2021 [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Expiry Date			Mar. 07, 2022
June 18, 2021 [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Exercise price		0.20
March 7, 2022 [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Exercise price		$ 0.30
Number of warrants outstanding one [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Warrants issued		3,000,000
Number of warrants outstanding two [member]
Disclosure Of Number Of Options And Warrants Outstanding [Line Items]
Warrants issued			250,000